TAXES - Schedule of Components of the Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
TAXES - Schedule of Components of the Provision for Income Taxes (Details) [Line Items]
Current tax provision	$ 39,923	$ 64,459	$ 127,332
Deferred tax provision (benefit)	(682)	48,979	(2,530)
Income tax provision	39,241	113,438	124,802
CAYMAN ISLANDS
TAXES - Schedule of Components of the Provision for Income Taxes (Details) [Line Items]
Current tax provision	0	0	0
Deferred tax provision (benefit)	0	0	0
HONG KONG
TAXES - Schedule of Components of the Provision for Income Taxes (Details) [Line Items]
Current tax provision	0	0	0
Deferred tax provision (benefit)	0	0	0
CHINA
TAXES - Schedule of Components of the Provision for Income Taxes (Details) [Line Items]
Current tax provision	39,923	64,459	127,332
Deferred tax provision (benefit)	$ (682)	$ 48,979	$ (2,530)